Containers and Fixed Assets	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Containers and Fixed Assets

(8) Containers and Fixed Assets

Containers, net at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Containers	$5,456,237	$4,963,965
Less accumulated depreciation	(1,322,221)	(1,172,355)
Containers, net	$4,134,016	$3,791,610

Trading containers had carrying values of $40,852 and $10,752 as of December 31, 2018 and 2017, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $21,874 and $22,089 as of December 31, 2018 and 2017, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2018 and 2017.

Fixed assets, net at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Computer equipment and software	$10,235	$9,563
Office furniture and equipment	1,429	1,428
Automobiles	34	36
Leasehold improvements	1,893	1,912
	13,591	12,939
Less accumulated depreciation	(11,525)	(10,788)
Fixed assets, net	$2,066	$2,151